Equity Method Investments (Reconciliation Of Investments In Equity Affiliates) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity Method Investments [Roll Forward]
Beginning of year	$ 3,695	$ 6,245
Additional investments	178	448
Equity in net income (loss) of affiliates	95	6	$ (48)
Dividends and distributions received	(133)	(301)
Currency translation adjustments	(10)	(10)
Impairments	(146)	0
Other adjustments	(9)	(35)
End of year	1,780	3,695	$ 6,245
HBO LAG
Equity Method Investments [Roll Forward]
Acquisition of remaining interest in HBO LAG	(1,141)	0
CME
Equity Method Investments [Roll Forward]
Disposition of investments	(749)	0
Hudson Yards
Equity Method Investments [Roll Forward]
Disposition of investments	0	(1,681)
Hulu
Equity Method Investments [Roll Forward]
Disposition of investments	0	(689)
Game Show Network
Equity Method Investments [Roll Forward]
Disposition of investments	$ 0	$ (288)